Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the property and equipment	12 Months Ended
Aug. 31, 2022
Furniture [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the property and equipment [Line Items]
Estimated useful lives of the property, plant & equipment	3 years
Furniture [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the property and equipment [Line Items]
Estimated useful lives of the property, plant & equipment	5 years
Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the property and equipment [Line Items]
Estimated useful lives of the property, plant & equipment	3 years
Vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the property and equipment [Line Items]
Estimated useful lives of the property, plant & equipment	4 years
Vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the property and equipment [Line Items]
Estimated useful lives of the property, plant & equipment	5 years
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the property and equipment [Line Items]
Estimated useful lives of the property, plant & equipment	20 years
Leasehold improvement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the property and equipment [Line Items]
Estimated useful lives of the property , plant & equipment	Over the shorter of the lease term or the estimated useful lives